Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Covenants [Abstract]
Long-term financial debt	$ 53,644	$ 118,737
2021 [Member]
Covenants [Abstract]
Long-term financial debt	0	57,017
2022 [Member]
Covenants [Abstract]
Long-term financial debt	23,638	31,861
2023 [Member]
Covenants [Abstract]
Long-term financial debt	16,315	25,427
2024 [Member]
Covenants [Abstract]
Long-term financial debt	8,275	4,427
2025 [Member]
Covenants [Abstract]
Long-term financial debt	2,703	5
2026 [Member]
Covenants [Abstract]
Long-term financial debt	2,713	0
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 38,558	$ 69,796